DG FUNDS

                                 DG GROWTH FUND
                               DG OPPORTUNITY FUND

                                   PROSPECTUS
                                November 5, 2001


INVESTMENT OBJECTIVE:
Long-term growth of capital



805 Kingwood Court
Highland Village, Texas 75077
1-877-411-1156
























         The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                                TABLE OF CONTENTS

                                                                            PAGE

RISK/RETURN SUMMARY.............................................................

      DG GROWTH FUND............................................................

      DG OPPORTUNITY FUND.......................................................

PAST PERFORMANCE................................................................

FEES AND EXPENSES OF INVESTING IN THE FUNDS.....................................

HOW TO BUY SHARES...............................................................

HOW TO REDEEM SHARES............................................................

DETERMINATION OF NET ASSET VALUE................................................

DIVIDENDS, DISTRIBUTIONS AND TAXES..............................................

MANAGEMENT OF THE FUNDS.........................................................

PRIVACY POLICY..................................................................

FOR MORE INFORMATION..................................................BACK COVER

                               RISK/RETURN SUMMARY

DG GROWTH FUND

Investment Objective

         The investment objective of the DG Growth Fund is long-term growth of capital.

Principal Strategies

         The Fund invests primarily in other mutual funds that have an investment objective of investing in common stocks of growth-oriented companies. Generally, a company may be deemed growth-oriented based on the following characteristics:

o superior earnings growth relative to companies in the same industry or the market as a whole; o high profitability or the potential for high profitability;
o consistent and predictable earnings or the potential for consistent and predictable earnings; and o a competitive advantage; for example, superior or innovative products, personnel and distribution systems.

         Under normal circumstances, the Fund's adviser expects that approximately 75% of the Fund's assets will be invested strategically in long-term mutual fund positions. The adviser seeks to maintain a diversified portfolio, allocating this portion of the Fund's assets among mutual funds having various capitalization ranges and sectors. The remainder of the Fund's assets may be invested tactically in mutual funds for shorter periods of time in an attempt to profit from market volatility. The tactical positions will generally be mutual funds with greater price volatility due to a concentration in a particular sector of the economy or investment in a limited number of companies. These percentages will vary depending on the relative performance of the Fund's investments.

         The Fund may sell a security if the adviser identifies another investment that the adviser believes will outperform a current position. The Fund may sell a mutual fund if the adviser believes that the composition of the mutual fund has changed and is no longer consistent with the Fund's objective or if the mutual fund changes its objective or portfolio manager. The Fund may also sell a mutual fund if the adviser believes that the sector in which the mutual fund is invested is no longer advantageous to the overall strategy of the Fund, or to rebalance the Fund's assets between strategic and tactical investments.

Principal Risks of Investing in the Fund

o Management Risk. The Fund's performance is dependent on the ability of the adviser to correctly evaluate mutual funds. If the adviser's judgment about the attractiveness or potential return of a particular mutual fund proves to be incorrect, the Fund's price may decrease in value. The Fund has no operating history, and the adviser has no prior experience managing a mutual fund.
o Company ("Specific Stock") Risk. The value of a mutual fund in the Fund's portfolio may decrease in response to the activities and financial prospects of an individual company in the mutual fund's portfolio, and as a result, the value of the Fund may decrease.
o Smaller Company Risk. To the extent a mutual fund in the Fund's portfolio invests in smaller capitalization companies, the mutual fund, and as a result, the Fund, will be subject to additional risks. These include:

o The earnings and prospects of smaller companies are more volatile than larger companies.

o Smaller companies may experience higher failure rates than do larger companies.

o The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies.

o Smaller companies may have limited markets, product lines or financial resources and may lack management experience.

o Volatility Risk. The common stocks that comprise the various mutual funds (and therefore the mutual funds purchased by the Fund) tend to be more volatile than other investment choices, and the Fund may be more or less volatile than the mutual funds it purchases.
o Market Risk. Overall stock market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.
o Growth Risk. The Fund's portfolio contains mutual funds that invest in growth-oriented companies. Growth companies have revenue and earnings that grow faster than the economy as a whole, offering above-average prospects for capital appreciation and little or no emphasis on dividend income. If the mutual fund's adviser's perceptions of a company's growth potential are wrong, the securities purchased may not perform as expected, reducing the mutual fund's returns, and as a result, the Fund's returns.
o "Fund of Funds" Structure Risk. Your cost of investing in the Fund will generally be higher than the cost of directly investing in the mutual funds within the Fund's portfolio. By investing in the Fund, you will indirectly bear fees and expenses charged by the underlying mutual funds in which the Fund invests in addition to the Fund's direct fees and expenses. Furthermore, the use of a "fund of funds" structure could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you. A "fund of funds" is best suited for long-term investors.
o An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

o    The Fund is not a complete investment program.

o As with any mutual fund investment, the Fund's returns will vary and you could lose money.

DG OPPORTUNITY FUND

Investment Objective

         The investment objective of the DG Opportunity Fund is long-term growth of capital.

Principal Strategies

         The Fund invests primarily in other mutual funds that have an investment objective of investing in common stocks of growth-oriented technology companies. Generally, a company may be deemed growth-oriented based on the following characteristics:

o superior earnings growth relative to companies in the same industry or the market as a whole; o high profitability or the potential for high profitability;
o consistent and predictable earnings or the potential for consistent and predictable earnings; and o a competitive advantage; for example, superior or innovative products, personnel and distribution systems.

         Under normal circumstances, the Fund's adviser expects that approximately 75% of the Fund's assets will be invested strategically in long-term mutual fund positions. The adviser seeks to maintain a diversified portfolio, allocating this portion of the Fund's assets among mutual funds having various capitalization ranges. The remainder of the Fund's assets may be invested tactically in mutual funds for shorter periods of time in an attempt to profit from market volatility. The tactical positions will generally be mutual funds with greater price volatility due to a concentration in a particular industry within the technology sector or investment in a limited number of companies. These percentages will vary depending on the relative performance of the Fund's investments.

         The Fund may sell a security if the adviser identifies another investment that the adviser believes will outperform a current position. The Fund may sell a mutual fund if the adviser believes that the composition of the mutual fund has changed and is no longer consistent with the Fund's objective or if the mutual fund changes its objective or portfolio manager. The Fund may also sell a mutual fund to rebalance the Fund's assets between strategic and tactical investments.

Principal Risks of Investing in the Fund

o Management Risk. The Fund's performance is dependent on the ability of the adviser to correctly evaluate mutual funds. If the adviser's judgment about the attractiveness or potential return of a particular mutual fund proves to be incorrect, the Fund's price may decrease in value. The Fund has no operating history, and the adviser has no prior experience managing a mutual fund.
o Company ("Specific Stock") Risk. The value of a mutual fund in the Fund's portfolio may decrease in response to the activities and financial prospects of an individual company in the mutual fund's portfolio, and as a result, the value of the Fund may decrease.
o Smaller Company Risk. To the extent a mutual fund in the Fund's portfolio invests in smaller capitalization companies, the mutual fund, and as a result, the Fund, will be subject to additional risks. These include:

o The earnings and prospects of smaller companies are more volatile than larger companies.

o Smaller companies may experience higher failure rates than do larger companies.

o The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies.

o Smaller companies may have limited markets, product lines or financial resources and may lack management experience.

o Volatility Risk. The common stocks that comprise the various mutual funds (and therefore the mutual funds purchased by the Fund) tend to be more volatile than other investment choices, and the Fund may be more or less volatile than the mutual funds it purchases.
o Market Risk. Overall stock market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.
o Growth Risk. The Fund's portfolio contains mutual funds that invest in growth-oriented companies. Growth companies have revenue and earnings that grow faster than the economy as a whole, offering above-average prospects for capital appreciation and little or no emphasis on dividend income. If the mutual fund's adviser's perceptions of a company's growth potential are wrong, the securities purchased may not perform as expected, reducing the mutual fund's returns, and as a result, the Fund's returns.
o Technology Sector Risk. Because the Fund invests primarily in the technology sector, significant weakness in this sector could result in significant losses to the Fund. Technology companies may be significantly affected by falling prices and profits and intense competition, and their products may be subject to rapid obsolescence. Changes in governmental policies, such as telephone and cable regulations and anti-trust enforcement, may have a material effect on the products and services of technology companies, including Internet companies. In addition, the rate of technological change often requires extensive and sustained investment in research and development.
o "Fund of Funds" Structure Risk. Your cost of investing in the Fund will generally be higher than the cost of directly investing in the mutual funds within the Fund's portfolio. By investing in the Fund, you will indirectly bear fees and expenses charged by the underlying mutual funds in which the Fund invests in addition to the Fund's direct fees and expenses. Furthermore, the use of a "fund of funds" structure could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you. A "fund of funds" is best suited for long-term investors.
o An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

o    The Fund is not a complete investment program.

o As with any mutual fund investment, the Fund's returns will vary and you could lose money.

General

         The investment objective of each Fund may be changed without shareholder approval.

         From time to time, each Fund may take temporary defensive positions that are inconsistent with the Fund's principal investment strategies, in attempting to respond to adverse market, economic, political or other conditions. For example, the Fund may hold all or a portion of its assets in money market instruments, money market funds or repurchase agreements. If the Fund invests in shares of a money market fund or other investment company, the shareholders of the Fund generally will be subject to duplicative management fees. As a result of engaging in these temporary measures, the Fund may not achieve its investment objective. The Fund may also invest in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.

PAST PERFORMANCE

         Although past performance of a fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risk of investing in the fund because it demonstrates how its returns have varied over time. The bar charts and performance tables that would otherwise appear in this Prospectus have been omitted because the Funds are recently organized and have less than one full calendar year of operations.

                         FEES AND EXPENSES OF THE FUNDS

         The tables describe the fees and estimated expenses that you may pay if you buy and hold shares of the Funds.

                                                             Growth           Opportunity Fund
                                                             Fund
Shareholder Fees
 (fees paid directly from your investment)
Maximum Sales Charge (Load)                                   NONE                      NONE
Maximum Deferred Sales Charge (Load)                          NONE                      NONE
Redemption Fee (as a percentage of redemption amount)1        2.00%                     2.00%

Annual Fund Operating Expenses
 (expenses that are deducted from Fund assets)
Management Fee                                                0.95%                     0.95%
Distribution and/or Service (12b-1) Fees                      NONE                      NONE
Other Expenses2,3                                             0.55%                     0.55%
Total Annual Fund Operating Expenses3                         1.50%                     1.50%

1Each Fund charges a redemption fee of 2.00% on shares redeemed within 180 days of purchase. However, if you redeem your shares after the 180-day period there is no redemption fee. 2"Other Expenses" are based on estimated amounts.
3Each Fund invests principally in other mutual funds. You will indirectly bear your proportionate share of any fees and expenses charged by such mutual funds, in addition to the fees and expenses you pay directly to the applicable Fund. These expenses are not included in the table above or example below.

Example:

      This Example is intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a Fund for the time periods indicated, reinvest dividends and distributions, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                          Growth Fund          Opportunity Fund

1 Year                      $158                    $158
3 Year                      $489                    $489

                                HOW TO BUY SHARES

Initial Purchase

         The minimum initial investment in each Fund is $5,000 ($2,000 for qualified retirement accounts). Investors choosing to purchase or redeem their shares through a broker-dealer or other institution may be charged a fee by that institution. To the extent investments of individual investors are aggregated into an omnibus account established by an investment adviser, broker or other intermediary, the account minimums apply to the omnibus account, not to the account of the individual investor.

By Mail - To be in proper form, your initial purchase request must include:

o a completed and signed investment application form (which accompanies this Prospectus);

o    a check made payable to the applicable Fund;

Mail the application and check to:

U.S. Mail:  DG Funds                         Overnight:  DG Funds
            c/o Unified Fund Services, Inc.              c/o Unified Fund Services, Inc.
            P.O. Box 6110                                431 North Pennsylvania Street
            Indianapolis, Indiana 46206-6110             Indianapolis, Indiana 46204

By Wire - You may also purchase shares of a Fund by wiring federal funds from your bank, which may charge you a fee for doing so. To wire money, you must call Unified Fund Services, Inc., the Funds' transfer agent, at 877-411-1156 to obtain instructions to set up your account and to obtain an account number. Then, provide your bank with the following information for purposes of wiring your investment:

         The Huntington National Bank
         ABA #044000024
         Attn: DG Funds
         D.D.A.# 01892135661
         Fund Name ____________________     (write in fund name)
         Account Name _________________     (write in shareholder name)
         For the Account # ______________   (write in account number)

         You must provide a signed application to Unified Fund Services, Inc. at the above address in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Funds, custodian and transfer agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Funds. Any delays which may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Funds or the transfer agent. There is presently no fee for the receipt of wired funds, but the Funds may charge shareholders for this service in the future.


Additional Investments

         You may purchase additional shares of the Funds (subject to a $250 minimum for taxable accounts, $166 for qualified retirement accounts and medical savings accounts) by mail, wire or automatic investment. Each additional mail purchase request must contain:

o        your name
o        the name of your account(s),
o        your account number(s),
o        the name of the Fund
o        a check made payable to the Funds

Send your purchase request to the address listed above. A bank wire should be sent as outlined above.

Automatic Investment Plan

         You may make regular investments in each Fund with an Automatic Investment Plan by completing the appropriate section of the account application and attaching a voided personal check. Investments may be made monthly to allow dollar-cost averaging by automatically deducting $250 or more from your bank checking account. You may change the amount of your monthly purchase at any time.

Tax Sheltered Retirement Plans

         Since the Funds are oriented to longer-term investments, shares of the Funds may be an appropriate investment medium for tax sheltered retirement plans, including: individual retirement plans ("IRAs"); simplified employee pensions ("SEPs"); SIMPLE plans; 401(k) plans; qualified corporate pension and profit sharing plans (for employees); tax deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. Contact the transfer agent for the procedure to open an IRA or SEP plan and more specific information regarding these retirement plan options. Please consult with your attorney or tax adviser regarding these plans. You must pay custodial fees for your IRA by redemption of sufficient shares of a Fund from the IRA unless you pay the fees directly to the IRA custodian. Call the transfer agent about the IRA custodial fees.

How to Exchange Shares

         As a shareholder in the Fund, you may exchange shares valued at $5,000 or more for shares of the other DG Fund. You may call the transfer agent at 877-411-1156 to exchange shares. An exchange may also be made by written request signed by all registered owners of the account mailed to the address listed above. Requests for exchanges received prior to close of trading on the New York Stock Exchange (4:00 p.m. Eastern time) will be processed at the next determined net asset value ("NAV") as of the close of business on the same day.

         An exchange is made by selling shares of the Fund and using the proceeds to buy shares of the other DG Fund, with the NAV for the sale and the purchase calculated on the same day. An exchange results in a sale of shares for federal income tax purposes. If you make use of the exchange privilege, you may realize either a long-term or short-term capital gain or loss on the shares sold, but you will not be subject to any applicable redemption fee.

         Before making an exchange, you should consider the investment objective of the DG Fund to be purchased. If your exchange creates a new account, you must satisfy the requirements of the DG Fund in which shares are being purchased. You may make an exchange to a new account or an existing account; however, the account ownership must be identical. Exchanges may be made only in states where an exchange may legally be made. The Funds reserve the right to terminate or modify the exchange privilege at any time.

Other Purchase Information

         The Funds may limit the amount of purchases and refuse to sell to any person or entity. If your check or wire does not clear, you will be responsible for any loss incurred by a Fund. If you are already a shareholder, a Fund can redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred. You may be prohibited or restricted from making future purchases in the Fund.

         The Funds have authorized certain broker-dealers and other financial institutions (including their designated intermediaries) to accept on their behalf purchase and sell orders. The Funds are deemed to have received an order when the authorized person or designee accepts the order, and the order is processed at the net asset value next calculated thereafter. It is the responsibility of the broker-dealer or other financial institution to transmit orders promptly to the transfer agent.

                              HOW TO REDEEM SHARES

         You may receive redemption payments in the form of a check or federal wire transfer. Presently there is no charge for wire redemptions; however, the Funds may charge for this service in the future. Any charges for wire redemptions will be deducted from the shareholder's Fund account by redemption of shares. If you redeem your shares through a broker-dealer or other institution, you may be charged a fee by that institution.

By Mail - You may redeem any part of your account in a Fund at no charge by mail. Your request should be addressed to:

U.S. Mail:        DG Funds                           Overnight:        DG Funds
                  c/o Unified Fund Services, Inc.                      c/o Unified Fund Services, Inc.
                  P.O. Box 6110                                        431 North Pennsylvania Street
                  Indianapolis, Indiana 46206-6110                     Indianapolis, Indiana 46204

"Proper form" means your request for a redemption must include:

o        the Fund name and account number,
o        account name(s) and address,
o        the dollar amount or number of shares you wish to redeem.

         Requests to sell shares are processed at the net asset value next calculated after we receive your order in proper form. To be in proper order, your request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered. The Funds require that signatures be guaranteed if you request the redemption check made payable to any person other than the shareholder(s) of record or mailed to an address other than the address of record, or if the mailing address has been changed within 30 days of the redemption request. The Funds may also require that signatures be guaranteed for redemptions of $25,000 or more. Signature guarantees are for the protection of shareholders. You can obtain a signature guarantee from most banks and securities dealers, but not from a notary public. For joint accounts, both signatures must be guaranteed. Please call the transfer agent at 877-411-1156 if you have questions. At the discretion of the Funds or Unified Fund Services, Inc., you may be required to furnish additional legal documents to insure proper authorization.

By Telephone - You may redeem any part of your account in a Fund by calling the transfer agent at 877-411-1156. You must first complete the Optional Telephone Redemption and Exchange section of the investment application to institute this option. The Funds, the transfer agent and the custodian are not liable for following redemption or exchange instructions communicated by telephone that they reasonably believe to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

         The Funds may terminate the telephone redemption procedures at any time. During periods of extreme market activity it is possible that shareholders may encounter some difficulty in telephoning the Funds, although neither the Funds nor the transfer agent has ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges. If you are unable to reach the Funds by telephone, you may request a redemption or exchange by mail.

         Redemption Fee - Shares held less than 180 days and redeemed from a Fund are subject to a short-term redemption fee equal to 2.0% of the net asset value of shares redeemed. Solely for purposes of calculating the holding period, each Fund uses the "first-in, first out" (FIFO) method. That is, the date of any redemption will be compared to the earliest purchase date. If this holding period is less than 180 days, the fee will be assessed. The fee will be prorated if a portion of the shares being redeemed has been held for more than 180 days. Shares acquired through reinvested dividend or capital gain distributions are exempt from the fee.

         Additional Information - If you are not certain of the requirements for a redemption please call the transfer agent at 877-411-1156. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen calendar days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing or under any emergency circumstances, as determined by the Securities and Exchange Commission (the "SEC"), the Funds may suspend redemptions or postpone payment dates.

         Because the Funds incur certain fixed costs in maintaining shareholder accounts, a Fund may require you to redeem all of your shares in the Fund on 30 days' written notice if the value of your shares in the Fund is less than $5,000 due to redemption, or such other minimum amount as the Funds may determine from time to time. You may increase the value of your shares in the Fund to the minimum amount within the 30-day period. All shares of a Fund are also subject to involuntary redemption if the Board of Trustees determines to liquidate the Fund. An involuntary redemption will create a capital gain or a capital loss, which may have tax consequences about which you should consult your tax adviser.

                        DETERMINATION OF NET ASSET VALUE

         The price you pay for your shares is based on each Fund's net asset value per share ("NAV"). The NAV is calculated at the close of trading (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange is open for business (the Exchange is closed on weekends, most Federal holidays and Good Friday). The NAV is calculated by dividing the value of the Fund's total assets (including interest and dividends accrued but not yet received) minus liabilities (including accrued expenses) by the total number of shares outstanding.

         Each Fund's assets are generally valued at their market value. If market prices are not available, or if an event occurs after the close of the trading market that materially affects the values, assets may be valued by the adviser at their fair value, according to procedures approved by the Board of Trustees. A Fund may own securities that are traded primarily on foreign exchanges that trade on weekends or other days the Fund does not price its shares. As a result, the NAV of the Fund may change on days when you will not be able to purchase or redeem your shares of the Fund.

         Requests to purchase and sell shares are processed at the NAV next calculated after we receive your order in proper form.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

         Dividends and Distributions

         Each Fund typically distributes substantially all of its net investment income in the form of dividends and taxable capital gains to its shareholders. These distributions are automatically reinvested in the Fund unless you request cash distributions on your application or through a written request to the Fund. The Funds expects that their distributions will consist primarily of capital gains.

         Taxes

         In general, selling or exchanging shares of a Fund and receiving distributions (whether reinvested or taken in cash) are taxable events. Depending on the purchase price and the sale price, you may have a gain or a loss on any shares sold. Any tax liabilities generated by your transactions or by receiving distributions are your responsibility. You may want to avoid making a substantial investment when a Fund is about to make a taxable distribution because you would be responsible for any taxes on the distribution regardless of how long you have owned your shares.

         Early each year, each Fund will mail to you a statement setting forth the federal income tax information for all distributions made during the previous year. If you do not provide your taxpayer identification number, your account will be subject to backup withholding.

         The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities. Because each investor's tax circumstances are unique, please consult with your tax adviser about your investment.

                             MANAGEMENT OF THE FUND

         Warren Asset Management, LLC, 805 Kingwood Court, Highland Village, Texas 75077, serves as investment adviser to the Funds. Each Fund is authorized to pay the adviser a fee equal to 0.95% of its average daily net assets.

         Weldon R. Warren is primarily responsible for the day-to-day management of each Fund's portfolio. Mr. Warren has 9 years experience professionally managing investment portfolios and has co-managed assets of approximately $70 million. Mr. Warren was a financial adviser at Linsco/Private Ledger from August 1995 through December 1999, and he was a financial adviser with Fowler Financial Management from August 1996 through December 1999. In January 2000, Mr. Warren founded Dynamic Financial Management, and has been providing individual clients with financial planning and investment advisory services since that date.

         The adviser (not the Fund) may pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a fee for providing distribution related services and/or for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation.

                                 PRIVACY POLICY

         The following is a description of the Funds' policies regarding disclosure of nonpublic personal information that you provide to the Funds or that the Funds collect from other sources. In the event that you hold shares of the Funds through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

Categories of Information the Funds Collect. The Funds collect the following nonpublic personal information about you:

o Information the Funds receive from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and
o Information about your transactions with the Funds, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

Categories of Information the Funds Disclose. The Funds do not disclose any nonpublic personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Funds are permitted by law to disclose all of the information they collect, as described above, to their service providers (such as the Funds' custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Funds restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Funds maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

                              FOR MORE INFORMATION

         Several additional sources of information are available to you. The Statement of Additional Information (SAI), incorporated into this prospectus by reference, contains detailed information on Fund policies and operations. Annual and semi-annual reports contain management's discussion of market conditions and investment strategies that significantly affected a Fund's performance results as of the Fund's latest semi-annual or annual fiscal year end.

         Call the Funds at 877-411-1156 to request free copies of the SAI and the Funds' annual and semi-annual reports, to request other information about the Funds and to make shareholder inquiries.

         You may review and copy information about the Funds (including the SAI and other reports) at the SEC Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also obtain reports and other information about the Funds on the EDGAR Database on the SEC's Internet site at http.//www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.











Investment Company Act #811-09541

                                    DG FUNDS

                                 DG GROWTH FUND
                               DG OPPORTUNITY FUND

                       STATEMENT OF ADDITIONAL INFORMATION

                                November 5, 2001

         This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the Prospectus of the DG Funds dated November 5, 2001. A free copy of the Prospectus can be obtained by writing the transfer agent at 431 North Pennsylvania Street, Indianapolis, Indiana 46204, or by calling 877-411-1156.

TABLE OF CONTENTS                                                           PAGE


DESCRIPTION OF THE TRUST AND THE FUNDS.........................................2

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK
   CONSIDERATIONS..............................................................3

INVESTMENT LIMITATIONS.........................................................3

THE INVESTMENT ADVISER ........................................................6

TRUSTEES AND OFFICERS..........................................................7

PORTFOLIO TRANSACTIONS AND BROKERAGE...........................................8

DETERMINATION OF SHARE PRICE...................................................9

INVESTMENT PERFORMANCE........................................................10

CUSTODIAN.....................................................................11

FUND SERVICES.................................................................11

ACCOUNTANTS...................................................................11

DISTRIBUTOR...................................................................12







DESCRIPTION OF THE TRUST AND THE FUND

     The DG Growth Fund and the DG Opportunity Fund (the "Funds") were organized as diversified series of the AmeriPrime Advisors Trust (the "Trust") on August 9, 2001. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated August 3, 1999 (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. Each Fund is one of a series of funds currently authorized by the Trustees. The investment adviser to the Funds is Warren Asset Management, Inc. (the "Adviser").

     The Funds do not issue share certificates. All shares are held in non-certificate form registered on the books of each Fund and the Funds' transfer agent for the account of the shareholder. Each share of the series represents an equal proportionate interest in the assets and liabilities belonging to the series with each other share of the series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of the series into a greater or lesser number of shares of the series so long as the proportionate beneficial interest in the assets belonging to the series and the rights of shares of the series are in no way affected. In case of liquidation of the series, the holders of shares of the series will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to the series. Expenses attributable to the series are borne by the series. Any general expenses of the Trust not readily identifiable as belonging to any series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

     Prior to the public offering of each Fund, Unified Financial Securities, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204, purchased all of the outstanding shares of the Funds and may be deemed to control the Funds. As the controlling shareholder, Unified Financial Securities, Inc. could control the outcome of any proposal submitted to the shareholders for approval, including changes to a Fund's fundamental policies or the terms of the management agreement with the Adviser. After the public offering commences, it is anticipated that Unified Financial Securities, Inc. will no longer control the Funds.

     For information concerning the purchase and redemption of shares of the Funds, see "How to Buy Shares" and "How to Redeem Shares" in the Prospectus. For a description of the methods used to determine the share price and value of a Fund's assets, see "Determination of Net Asset Value" in the Prospectus and "Determination of Share Price" in this Statement of Additional Information.

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS

     This section contains a discussion of some of the investments the Funds may make and some of the techniques the Funds may use.

     A. Borrowing. Each Fund is permitted to borrow money up to one-third of the value of its total assets for the purpose of investment as well as for temporary or emergency purposes. Borrowing for the purpose of investment is a speculative technique that increases both investment opportunity and a Fund's ability to achieve greater diversification. However, it also increases investment risk. Because a Fund's investments will fluctuate in value, whereas the interest obligations on borrowed funds may be fixed, during times of borrowing, the Fund's net asset value may tend to increase more when its investments increase in value, and decrease more when its investments decrease in value. In addition, interest costs on borrowings may fluctuate with changing market interest rates and may partially offset or exceed the return earned on the borrowed funds. Also, during times of borrowing under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

     B. Options Transactions. Each Fund may purchase put options on securities indexes, in an effort to capture gains from a decline in those indexes and as a hedge against adverse market conditions. The Adviser may use the purchase of call options by either Fund as an additional tool for participating in upward price movements.

     When a Fund buys a put option on an index, it has the right to receive a payment based on any depreciation in the value of the index below a predetermined price (known as the exercise price) any time up to a certain date in the future (known as the expiration date). In return for this right, the Fund pays the current market price for the option (known as the option premium). The Fund will profit on the overall position if the value of the index decreases by more than the option premium the Fund paid. When the Fund buys a call option on an index, it has the right to any appreciation in the value of the index over the exercise price. If the value of the index increases by more than the option premium the Fund paid, the Fund will profit on the overall position. A Fund's potential loss on such option transactions is limited to the amount of the premium paid by the Fund.

INVESTMENT LIMITATIONS

     Fundamental. The investment limitations described below have been adopted by the Trust with respect to each Fund and are fundamental ("Fundamental"), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of each Fund. As used in the Prospectus and the Statement of Additional Information, the term "majority" of the outstanding shares of the Fund means the lesser of: (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Fund. Other investment practices which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental ("Non-Fundamental").

1. Borrowing Money. The Funds will not borrow money, except: (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Funds; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of each Fund's total assets at the time when the borrowing is made. This limitation does not preclude the Funds from entering into reverse repurchase transactions, provided that the Funds have an asset coverage of 300% for all borrowings and repurchase commitments of the Funds pursuant to reverse repurchase transactions.

2. Senior Securities. The Funds will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by a Fund, provided that the Fund's engagement in such activities is consistent with or permitted by the Investment Company Act of 1940, as amended, the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission or its staff.

3. Underwriting. The Funds will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

4. Real Estate. The Funds will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate. This limitation does not preclude the Funds from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

5. Commodities. The Funds will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Funds from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

6. Loans. The Funds will not make loans to other persons, except: (a) by loaning portfolio securities; (b) by engaging in repurchase agreements; or
     (c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

7. Concentration. Neither Fund will invest 25% or more of its total assets in securities of investment companies that concentrate, although each Fund will itself invest at least 25% of its total assets in securities of investment companies. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

     With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

     Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

     Non-Fundamental. The following limitations have been adopted by the Trust with respect to each Fund and are Non-Fundamental (see "Investment Limitations" above).

1. Pledging. The Funds will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Funds except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

2. Borrowing. No Fund will purchase any security while borrowings (including reverse repurchase agreements) representing more than one third of its total assets are outstanding.

3. Margin Purchases. No Fund will purchase securities or evidences of interest thereon on "margin." This limitation is not applicable to short-term credit obtained by a Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.

4. Options. The Funds will not purchase or sell puts, calls, options or straddles except as described in the Statement of Additional Information.

5. Illiquid Investments. Neither Fund will invest more than 15% of its net assets in securities for which there are legal or contractual restrictions on resale and other illiquid securities.

THE INVESTMENT ADVISER

         The Funds' investment adviser is Warren Asset Management, LLC, 805 Kingwood Court, Highland Village, Texas 75077. Weldon Warren owns 100% of, and may be deemed to control, Warren Asset Management, LLC.

         Under the terms of the management agreements (the "Agreements"), the Adviser manages each Fund's investments subject to approval of the Board of Trustees. As compensation for its management services, each Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 0.95% of the average daily net assets of the Fund. The Adviser may waive all or part of its fee, at any time, and at its sole discretion, but such action shall not obligate the Adviser to waive any fees in the future.

         The Adviser retains the right to use the name "DG" in connection with another investment company or business enterprise with which the Adviser is or may become associated. The Trust's right to use the name "DG" automatically ceases ninety days after termination of the Agreement and may be withdrawn by the Adviser on ninety days written notice.

         The Adviser may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. If a bank or other financial institution were prohibited from continuing to perform all or a part of such services, management of the Funds believe that there would be no material impact on the Funds or their shareholders. Banks may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. The Funds may from time to time purchase securities issued by banks which provide such services; however, in selecting investments for the Funds, no preference will be shown for such securities.

         The Trust, the Adviser and the Funds' distributor have each adopted a Code of Ethics (the "Code") under Rule 17j-1 of the Investment Company Act of 1940. The personnel subject to the Code are permitted to invest in securities, including securities that may be purchased or held by the Funds. You may obtain a copy of the Code from the SEC.

TRUSTEES AND OFFICERS

         The Board of Trustees supervises the business activities of the Trust. The names of the Trustees and executive officers of the Trust are shown below. Each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, is indicated by an asterisk.

==================================== ================ ======================================================================
Name, Age and Address                Position                  Principal Occupations During Past 5 Years
------------------------------------ ---------------- ----------------------------------------------------------------------
*Kenneth D. Trumpfheller             President,       President and Managing  Director of Unified Fund Services,  Inc., the
1725 E. Southlake Blvd.              Secretary   and  Fund's  transfer  agent,  fund  accountant and  administrator,  since
Suite 200                            Trustee          October  2000.  President,  Treasurer  and  Secretary  of  AmeriPrime
Southlake, Texas  76092                               Financial Services,  Inc., a fund  administrator,  (which merged with
Year of Birth:  1958                                  Unified  Fund  Services,   Inc.)  from  1994  through  October  2000.
                                                      President, Treasurer and Secretary of AmeriPrime
                                                      Financial Securities, Inc., the Fund's
                                                      distributor, from 1994 through November 2000;
                                                      President and Trustee of AmeriPrime Advisors Trust
                                                      and AmeriPrime Insurance Trust.
------------------------------------ ---------------- ----------------------------------------------------------------------
Robert A. Chopyak                    Treasurer   and  Assistant  Vice-President of Financial Administration of Unified Fund
1725 E. Southlake Blvd.              Chief            Services,  Inc.,  the Fund's  transfer  agent,  fund  accountant  and
Suite 200                            Financial        administrator,  since August 2000.  Manager of  AmeriPrime  Financial
Southlake, Texas  76092              Officer          Services,  Inc.  from  February  2000 to August 2000.  Self-employed,
Year of Birth:  1968                                  performing   Y2K  testing,   January  1999  to  January  2000.   Vice
                                                      President of Fund Accounting,  American Data Services, Inc., a mutual fund services company, October 1992 to December 1998.
------------------------------------ ---------------- ----------------------------------------------------------------------
Mark W. Muller                       Trustee          Account   Manager  for  Clarion   Technologies,   a  manufacturer  of
175 Westwood Drive                                    automotive,  heavy truck,  and consumer goods,  from 1996 to present.
Suite 300                                             From  1986 to  1996,  an  engineer  for  Sicor,  a  telecommunication
Southlake, Texas  76092                               hardware company.
Year of Birth:  1964

------------------------------------ ---------------- ----------------------------------------------------------------------
Richard J. Wright, Jr.               Trustee          Various  positions  with Texas  Instruments,  a  technology  company,
8505 Forest Lane                                      since   1995,   including   the   following:   Program   Manager  for
MS 8672                                               Semi-Conductor   Business  Opportunity  Management  System,  1998  to
Dallas, Texas 75243                                   present;   Development  Manager  for  web-based  interface,  1999  to
Year of Birth:  1962                                  present;  Systems  Manager for  Semi-Conductor  Business  Opportunity
                                                      Management System, 1997 to 1998; Development Manager
                                                      for Acquisition Manager, 1996-1997; Operations
                                                      Manager for Procurement Systems, 1994-1997.
==================================== ================ ======================================================================

         The following table estimates the Trustees' compensation for the first full fiscal year. Trustee fees are Trust expenses and each series of the Trust pays a portion of the Trustee fees.

==================================== ======================= ==================================
                                     Aggregate               Total Compensation
                                     Compensation            from Trust (the Trust is
Name                                 From Trust              not in a Fund Complex)
------------------------------------ ----------------------- ----------------------------------
Kenneth D. Trumpfheller                         0                            0
------------------------------------ ----------------------- ----------------------------------
Mark W. Muller                               $15,000                      $15,000
------------------------------------ ----------------------- ----------------------------------
Richard J. Wright                            $15,000                      $15,000
==================================== ======================= ==================================

PORTFOLIO TRANSACTIONS AND BROKERAGE

         Subject to policies established by the Board of Trustees, the Adviser is responsible for each Fund's portfolio decisions and the placing of each Fund's portfolio transactions. In placing portfolio transactions, the Adviser seeks the best qualitative execution for the Funds, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Adviser generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received. Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to its obligation of seeking best qualitative execution, the Adviser may give consideration to sales of shares of the Trust as a factor in the selection of brokers and dealers to execute portfolio transactions.

         The Adviser is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Funds and/or the other accounts over which the Adviser exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Adviser determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Adviser's overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion.

         Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom the Funds effect securities transactions may also be used by the Adviser in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Adviser in connection with its services to the Funds. Although research services and other information are useful to the Funds and the Adviser , it is not possible to place a dollar value on the research and other information received. It is the opinion of the Board of Trustees and the Adviser that the review and study of the research and other information will not reduce the overall cost to the Adviser of performing its duties to the Funds under the Agreements.

         Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.

         When a Fund and another of the Adviser's clients seek to purchase or sell the same security at or about the same time, the Adviser may execute the transaction on a combined ("blocked") basis. Blocked transactions can produce better execution for the Fund because of the increased volume of the transaction. If the entire blocked order is not filled, the Fund may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Fund may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time. In the event that the entire blocked order is not filled, the purchase or sale will normally be allocated on a pro rata basis. The allocation may be adjusted by the Adviser, taking into account such factors as the size of the individual orders and transaction costs, when the Adviser believes an adjustment is reasonable.

 DETERMINATION OF SHARE PRICE

         The price (net asset value) of the shares of each Fund is determined as of 4:00 p.m., Eastern time on each day the Trust is open for business and on any other day on which there is sufficient trading in a Fund's securities to materially affect the net asset value. The Trust is open for business on every day except Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

         Securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.

         Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees has determined will represent fair value.








INVESTMENT PERFORMANCE

         The Funds may periodically advertise "average annual total return." "Average annual total return," as defined by the SEC, is computed by finding the average annual compounded rates of return for the period indicated that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                  P(1+T)n =ERV

  Where:     P        =       a hypothetical $1,000 initial investment
             T        =       average annual total return
             n        =       number of years
             ERV      =       ending redeemable value at the end of the
                              applicable period of the hypothetical $1,000
                             investment made at the beginning of the applicable
                              period.

The computation assumes that all dividends and distributions are reinvested at the net asset value on the reinvestment dates and that a complete redemption occurs at the end of the applicable period. If a Fund has been in existence less than one, five or ten years, the time period since the date of the initial public offering of shares will be substituted for the periods stated.

         The Funds may also advertise performance information (a "non-standardized quotation") which is calculated differently from average annual total return. A non-standardized quotation of total return may be a cumulative return which measures the percentage change in the value of an account between the beginning and end of a period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions. A non-standardized quotation may also be an average annual compounded rate of return over a specified period, which may be a period different from those specified for average annual total return. In addition, a non-standardized quotation may be an indication of the value of a $10,000 investment (made on the date of the initial public offering of a Fund's shares) as of the end of a specified period. These non-standardized quotations do not include the effect of the applicable sales load which, if included, would reduce the quoted performance. A non-standardized quotation of total return will always be accompanied by a Fund's average annual total return as described above.

         Each Fund's investment performance will vary depending upon market conditions, the composition of the Fund's portfolio and operating expenses of the Fund. These factors and possible differences in the methods and time periods used in calculating non-standardized investment performance should be considered when comparing the Fund's performance to those of other investment companies or investment vehicles. The risks associated with the Fund's investment objective, policies and techniques should also be considered. At any time in the future, investment performance may be higher or lower than past performance, and there can be no assurance that any performance will continue.

         From time to time, in advertisements, sales literature and information furnished to present or prospective shareholders, the performance of each Fund may be compared to indices of broad groups of unmanaged securities considered to be representative of or similar to the portfolio holdings of the Fund or considered to be representative of the stock market in general. These may include the S&P 500 Stock Index, the NASDAQ Composite Index or the Dow Jones Industrial Average.

         In addition, the performance of each Fund may be compared to other groups of mutual funds tracked by any widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets, such as Lipper Analytical Services, Inc. or Morningstar, Inc. The objectives, policies, limitations and expenses of other mutual funds in a group may not be the same as those of the Fund. Performance rankings and ratings reported periodically in national financial publications such as Barron's and Fortune also may be used.

CUSTODIAN

         The Huntington National Bank, 41 South High Street, Columbus, Ohio 43215, is the custodian of each Fund's investments. The custodian acts as the Fund's depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund's request and maintains records in connection with its duties.

FUND SERVICES

         Unified Fund Services, Inc. ("Unified"), 431 North Pennsylvania Street, Indianapolis, Indiana 46204, acts as the Funds' transfer agent. A Trustee and the officers of the Trust are members of management and/or employees of Unified. Unified maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of each Fund's shares, acts as dividend and distribution disbursing agent and performs other transfer agent and shareholder service functions. Unified receives a monthly fee from the Adviser of $1.20 per shareholder (subject to a minimum monthly fee of $900 per Fund) for these transfer agency services.

         In addition, Unified provides the Funds with fund accounting services, which include certain monthly reports, record-keeping and other management-related services. For its services as fund accountant, Unified receives an annual fee from the Adviser equal to 0.0275% of each Fund's assets up to $100 million, 0.0250% of each Fund's assets from $100 million to $300 million, and 0.0200% of each Fund's assets over $300 million (subject to various monthly minimum fees, the maximum being $2,000 per month for assets of $20 to $100 million).

         Unified also provides the Funds with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities. Unified receives a monthly fee from the Adviser equal to an annual rate of 0.10% of each Fund's assets under $50 million, 0.075% of each Fund's assets from $50 million to $100 million, and 0.050% of each Fund's assets over $100 million (subject to a minimum fee of $2,500 per month per Fund).

ACCOUNTANTS

         The firm of McCurdy & Associates CPA's, Inc. ("McCurdy & Associates"), 27955 Clemens Road, Westlake, Ohio 44145, has been selected as independent public accountants for the Funds' first fiscal year. McCurdy & Associates performs an annual audit of the Funds' financial statements and provides financial, tax and accounting consulting services as requested.

DISTRIBUTOR

         Unified Financial Securities, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204 (the "Distributor"), is the exclusive agent for distribution of shares of each Fund. Kenneth D. Trumpfheller, a Trustee and officer of the Trust, is a registered principal of, and may be deemed to be an affiliate of, the Distributor. The Distributor is obligated to sell the shares of the Funds on a best efforts basis only against purchase orders for the shares. Shares of the Funds are offered to the public on a continuous basis. The Distributor and Unified are controlled by Unified Financial Services, Inc.